Operating Segments (Tables)	12 Months Ended
Dec. 31, 2015
Operating Segments [Abstract]
Summary of segmental information
	For the Years Ended December 31,
	2015	2014
Revenues
Vaccines/BioDefense	$8,754,418	$6,756,388
BioTherapeutics	13,972	286,628
Total	$8,768,390	$7,043,016

Income (Loss) from Operations
Vaccines/BioDefense	$1,263,709	$807,164
BioTherapeutics	(4,487,988)	(7,674,381)
Corporate	(3,885,997)	(3,894,132)
Total	$(7,110,276)	$(10,761,349)

Amortization and Depreciation Expense
Vaccines/BioDefense	$39,925	$39,625
BioTherapeutics	199,661	199,196
Corporate	7,872	6,966
Total	$247,458	$245,787

Other Income (Expense), Net
Corporate	$(1,209,887)	$3,437,505

Share-Based Compensation
Vaccines/BioDefense	$111,960	$114,920
BioTherapeutics	148,244	193,926
Corporate	394,277	411,304
Total	$654,481	$720,150

	As of December 31,
	2015	2014

Identifiable Assets
Vaccines/BioDefense	$2,123,676	$1,025,220
BioTherapeutics	76,183	204,308
Corporate	5,187,263	5,724,720
Total	$7,387,122	$6,954,248